Reverse Recapitalization (Tables)	12 Months Ended
Mar. 31, 2026
Reverse Recapitalization [Abstract]
Schedule of Company’s Ordinary Shares Issued and Outstanding

The following table presents the number of the Company’s ordinary shares issued and outstanding immediately following the Reverse Recapitalization:

Ordinary Share
RFAC’s common stock outstanding prior to Reverse Recapitalization	4,276,394
Ordinary shares issued at the Closing as an incentive to certain investors designated by RFAC Sponsor in connection with Transaction Financing	2,000,000
Conversion of GCL Global’s ordinary shares	120,000,000

Minus ordinary share placed in escrow:
Bonus Shares in connection with convertible note (See Note 16)	(2,201,665)
Issuance of ordinary shares in connection with long-term investment in Nekcom Inc. (“Nekcom”) (See Note 6)	(2,126,729)
Rounding	(22)
Total ordinary share issued and outstanding	121,947,978

Schedule of Reverse Recapitalization to the Consolidated Statements of Cash Flows

The following table reconciles the elements of the Reverse Recapitalization to the consolidated statements of cash flows, changes in shareholders’ equity, and net deficit of RFAC as of the closing date.

At Closing date February 13, 2025
Funds held in RFAC’s trust account	$499,932
Funds held in RFAC’s operating cash account	111,776
Proceeds from the Reverse Recapitalization	611,708
Less: non-cash net deficit assumed from RFAC	(10,692,920)
Net deficit from issuance of ordinary shares upon the Reverse Recapitalization	$(10,081,212)